SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Operating Leases
The remainder of 2026	$ 243,338
2027	288,180
Total lease liabilities	531,518
Less: discount on operating lease liabilities	(22,315)
Present value of operating lease liabilities	509,203
Less: Current portion of operating lease liabilities	(397,963)	$ (554,905)
Non-current portion of operating lease liabilities	$ 111,240	$ 279,080